Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 27, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jan. 01, 2021
Related Party Transaction [Line Items]
Related party transaction		$ 207	$ 216	$ 202
Operating lease right-of-use assets		2,344	7,436			$ 6,500
Operating Lease, Liability		2,272				$ 6,500
Netless
Related Party Transaction [Line Items]
Business combination, consideration transferred	$ 4,000
Payments to acquire businesses				3,150
Affiliated Entity
Related Party Transaction [Line Items]
Business combination, consideration transferred		1,300
Payments to acquire businesses		$ 1,200
Acquisition consideration, shares issued (in shares)		14,935
Operating lease right-of-use assets		$ 200
Operating Lease, Liability		200
Affiliated Entity | Netless
Related Party Transaction [Line Items]
Related party transaction		$ 0	$ 0	$ 1,300
Business combination, equity interest in acquiree, percentage					10.00%